Earnings Per Share	9 Months Ended
Sep. 24, 2011
Earnings Per Share
Earnings Per Share

(11) Earnings per Share

The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Three months ended		Nine months ended
	September 24, 2011	September 25, 2010	September 24, 2011	September 25, 2010

Net income—basic and diluted	$7,412	18,842	22,851	42,117

Allocation of net income (loss) to common stockholders—basic and diluted:
Class L	101,897	28,605	140,211	84,210
Common	(94,485)	(9,763)	(117,360)	(42,093)

Weighted average number of common shares—basic and diluted:
Class L	22,866,379	22,802,457	22,845,378	22,807,674
Common	93,529,128	41,323,438	58,807,271	41,288,341

Earnings (loss) per common share—basic and diluted:
Class L	$4.46	1.25	6.14	3.69
Common	$(1.01)	(0.24)	(2.00)	(1.02)

As the Company had both Class L and common stock outstanding during each of the periods presented and Class L has preference with respect to all distributions, earnings per share is calculated using the two-class method, which requires the allocation of earnings to each class of common stock. The numerator in calculating Class L basic and diluted earnings per share is the Class L preference amount accrued at 9% per annum during the period presented plus, if positive, a pro rata share of an amount equal to consolidated net income less the Class L preference amount. The Class L preferential distribution amounts accrued were $6.8 million and $28.6 million during the three months ended September 24, 2011 and September 25, 2010, respectively, and $45.1 million and $84.2 million during the nine months ended September 24, 2011 and September 25, 2010, respectively. The Class L preferential distribution amounts for the three and nine months ended September 24, 2011 declined from the prior year comparable periods due to the conversion of the Class L shares into common stock immediately prior to the Company's initial public offering that was completed on August 1, 2011, as well as the dividend paid to holders of Class L shares on December 3, 2010, which reduced the Class L per-share preference amount on which the 9% annual return is calculated. Additionally, the numerator in calculating the Class L basic and diluted earnings per share for the three and nine months ended September 24, 2011 includes an amount representing the excess of the fair value of the consideration transferred to the Class L shareholders upon conversion to common stock over the carrying amount of the Class L shares at the date of conversion, which occurred immediately prior to the Company's initial public offering. As the carrying amount of the Class L shares was equal to the Class L preference amount, the excess fair value of the consideration transferred to the Class L shareholders was equal to the fair value of the additional 0.2189 of a share of common stock into which each Class L share converted ("Class L base share"), which totaled $95.1 million, calculated as follows:

Class L shares outstanding immediately prior to the initial public offering	22,866,379
Number of common shares received for each Class L share	0.2189

Common stock received by Class L shareholders, excluding preferential distribution	5,005,775
Common stock fair value per share (initial public offering price per share)	$19.00

Fair value of Class L base shares (in thousands)	$95,110

The weighted average number of Class L shares in the Class L earnings per share calculation represents the weighted average from the beginning of the period up through the date of conversion of the Class L shares into common shares.

The weighted average number of common shares in the common diluted earnings per share calculation excludes all restricted stock and stock options outstanding during the respective periods, as they would be antidilutive. As of September 24, 2011, there were 689,210 unvested common restricted stock awards and 5,377,736 options to purchase common stock outstanding that may be dilutive in the future. Of those amounts, there were 675,817 common restricted stock awards and 3,511,860 options to purchase common stock that were performance-based and for which the performance criteria have not yet been met. There were no Class L common stock equivalents outstanding during the three or nine months ended September 24, 2011 and September 25, 2010.